Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Property, plant and equipment
10.	Property, plant and equipment

	Freehold land RMB’000	Leasehold buildings and improvements RMB’000	Construction in progress RMB’000	Plant and machinery RMB’000	Office furniture, fittings and equipment RMB’000	Motor and transport vehicles RMB’000	Total RMB’000
Cost
At January 1, 202 1	14,092	2,449,379	700,716	5,731,485	203,090	123,058	9,221,820
Additions	—	2,214	426,621	20,655	16,803	12,598	478,891
Disposals	—	(5,435)	—	(81,321)	(1,896)	(13,860)	(102,512)
Transfers	—	105,117	(721,753)	603,595	13,041	—	—
Write-off	—	(1,551)	—	(48,990)	(7,416)	(2,591)	(60,548)
Translation difference	(628)	(3,439)	(154)	(522)	(1,242)	(36)	(6,021)

At December 31, 202 1 and January 1, 202 2	13,464	2,546,285	405,430	6,224,902	222,380	119,169	9,531,630
Additions	—	8,768	312,442	13,469	12,413	6,256	353,348
Disposals	—	(5,530)	—	(54,323)	(964)	(6,568)	(67,385)
Transfers	—	72,252	(369,120)	288,475	8,491	—	98
Write-off	—	(14,827)	—	(1,081)	(10,754)	(2,465)	(29,127)
Translation difference	1,190	3,836	17	404	763	145	6,355

At December 31, 2022	14,654	2,610,784	348,769	6,471,846	232,329	116,537	9,794,919

Accumulated depreciation and impairment
At January 1, 202 1	487	934,390	—	3,795,804	159,035	73,344	4,963,060
Charge for the year	—	93,397	—	394,171	19,579	12,371	519,518 *
Disposals	—	(2,119)	—	(78,917)	(1,688)	(12,109)	(94,833)
Write-off	—	(1,432)	—	(48,366)	(7,280)	(2,336)	(59,414)
Impairment loss	—	—	—	7,227	—	—	7,227
Translation difference	(30)	(780)	—	(277)	(716)	(34)	(1,837)

At December 31, 2021 and January 1, 2022	457	1,023,456	—	4,069,642	168,930	71,236	5,333,721
Charge for the year	—	101,709	—	398,465	22,005	11,598	533,777 *
Disposals	—	(3,166)	—	(51,290)	(960)	(6,255)	(61,671)
Write-off	—	(11,855)	—	(978)	(10,559)	(2,440)	(25,832)
Impairment loss	—	—	14,060	3,218	—	—	17,278
Translation difference	20	984	—	204	571	123	1,902

At December 31, 2022	477	1,111,128	14,060	4,419,261	179,987	74,262	5,799,175

Net book value
At December 31, 2021	13,007	1,522,829	405,430	2,155,260	53,450	47,933	4,197,909

At December 31, 2022	14,177	1,499,656	334,709	2,052,585	52,342	42,275	3,995,744

US$’000	2,039	215,719	48,147	295,255	7,529	6,081	574,770

*
In 2022, RMB 14.9 million (US$ 2.1 million) (2021: RMB 26.1 million) were capitalized as development costs. In 2022, RMB 2.6 million (US$ 0.4 million) (2021: RMB 0.6 million) were capitalized as capitalized contract cost.

An impairment loss of RMB 17.3 million (US$ 2.5 million) (2021: RMB 7.2 million; 2020: RMB 3.9 million) was charged to the consolidated statement of profit or loss under “Cost of sales” for the Group’s plant and equipment within the Yuchai segment. The impairment loss was due to assets that were not in use.